Fair Value (Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2013	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	¥ 2,500	¥ 3,000
Fair value, Financial assets	2,490	3,006
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	(10)	6
Remaining aggregate contractual amounts outstanding, Financial liabilities	678,259	650,382
Fair value, Financial liabilities	611,358	564,845
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(66,901)	(85,537)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial assets	2,500	3,000
Fair value, Financial assets	2,490	3,006
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial assets	(10)	6
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	678,259	650,382
Fair value, Financial liabilities	611,358	564,845
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (66,901)	¥ (85,537)